Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory	Note 6 – Inventory Components of inventory are:
	September 30, 2023	December 31, 2022
Raw materials	$62,440	$68,723
Finished goods	191,780	194,879
Total inventory	$254,220	$263,602
Note 5 – Inventory Components of inventory are:
	December 31, 2022	December 31, 2021
Raw materials	$68,723	$67,605
Finished goods	194,879	220,168
Total inventory	$263,602	$287,773